Loans and other borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Loans and Other Borrowings

	Maturity date	Discount at issue %	2024 $m	2023 $m

Current

Bank overdrafts (note 17 )	n/a	n/a	17	44

€ 500m 1.625% bonds 2024	8 October 2024	0.437	–	555

£300m 3.75% bonds 2025	14 August 2025	0.986	381	–

			398	599

Non-current

£300m 3.75% bonds 2025	14 August 2025	0.986	–	387

£350m 2.125% bonds 2026	24 August 2026	0.550	441	449

€ 500m 2.125% bonds 2027	15 May 2027	0.470	526	559

£400m 3.375% bonds 2028	8 October 2028	1.034	502	509

€ 600m 4.375% bonds 2029	28 November 2029	0.098	623	663

€ 750m 3.625% bonds 2031	27 September 2031	0.116	784	–

			2,876	2,567

Total loans and other borrowings			3,274	3,166

Denominated in the following currencies:

Sterling			1,324	1,345

US dollars			16	44

Euros			1,933	1,777

Other			1	–

			3,274	3,166